Consolidated Statement of Changes in Equity (Parenthetical) - Dec. 31, 2016	$ / shares	$ / shares
Statement Of Changes In Equity [Abstract]
Adjustment to ordinary shares par value per share | (per share)	$ 0.6383	$ 10